Investment in joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Share of (loss)/profit of joint ventures, net of tax:
Y & C Engine Co., Ltd.	(8,978)	2,039	17,755	2,805
Copthorne Hotel Qingdao Co., Ltd. (i)	6,941	(4,465)	—	—
MTU Yuchai Power Co., Ltd.	—	—	(8,487)	(1,341)
Other joint ventures	(899)	(1,642)	814	129

	(2,936)	(4,068)	10,082	1,593

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd.	169,064	122,235	19,312
MTU Yuchai Power Co., Ltd.	—	66,513	10,509
Other joint ventures	7,287	7,354	1,162

	176,351	196,102	30,983

Note:

(i)	Since February 23, 2016, the investment in Copthorne Hotel Qingdao Co., Ltd had been classified as asset held for sale in view of proposed disposal. The disposal was completed on October 19, 2017. (Refer to Note 22 for details).

Interest in Joint Ventures

The Group has interests in the following joint ventures:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2016	31.12.2017
			%	%
Held by subsidiaries

Copthorne Hotel Qingdao Co., Ltd. (“Copthorne Qingdao”)	Owns and operates a hotel in Qingdao, PRC	People’s Republic of China	30.1	—

HL Heritage Sdn. Bhd.	Property development and property investment holdings	Malaysia	30.1	30.1

Shanghai Hengshan Equatorial Hotel Management Co., Ltd.	Hotel and property management	People’s Republic of China	24.6	24.6

Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services	People’s Republic of China	34.4	34.4

Guangxi Yineng IOT Science & Technology Co., Ltd.	Design, development, management and marketing of an electronic operations management platform	People’s Republic of China	15.3	15.3

MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”) (i)	Manufacture off-road diesel engines	People’s Republic of China	—	38.2

Note:

(i)	MTU Yuchai Power was incorporated on January 18, 2017. During 2017, Yuchai had invested RMB 75.0 million (US$ 11.8 million) into the joint venture.

Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements

The summarized financial information of the joint ventures, based on their IFRS financial statements, and reconciliation with the carrying amount of the investment in consolidated financial statements are set out below:

	31.12.2015
	Y & C	Copthorne Qingdao	Total
	RMB’000	RMB’000	RMB’000
Revenue	356,697	50,971	407,668
Depreciation and amortization	(23,453)	(12,079)	(35,532)
Interest expense	(19,612)	(8,599)	(28,211)
Loss for the year, representing total comprehensive loss for the year	(19,952)	(20,311)	(40,263)

Proportion of the Group’s ownership	45%	60%

Group’s share of loss	(8,978)	(12,187)
Depreciation arising from fair value adjustment during purchase price allocation	—	(2,804)
Reversal of cumulative impairment loss	—	21,932

Group’s share of (loss)/profit of significant joint ventures	(8,978)	6,941	(2,037)

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures			(899)

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year			(2,936)

	31.12.2016
	Y & C	Total
	RMB’000	RMB’000
Non-current assets	616,397	616,397
Current assets
- Cash and bank balances	99,014	99,014
- Others	215,246	215,246

Total assets	930,657	930,657

Non-current liabilities	(60,382)	(60,382)
Current liabilities
- Interest-bearing loans and borrowings	(68,800)	(68,800)
- Others	(425,777)	(425,777)

Total liabilities	(554,959)	(554,959)

Equity	375,698	375,698

Proportion of the Group’s ownership	45%

Group’s share of net assets	169,064

Carrying amount of significant joint ventures	169,064	169,064

Carrying amount of other joint ventures		7,287

Carrying amount of the investment in joint ventures		176,351

	2016
	Y & C	Copthorne Qingdao*	Total
	RMB’000	RMB’000	RMB’000
Revenue	553,878	3,674	557,552
Depreciation and amortization	(22,087)	(2,797)	(24,884)
Interest expense	(14,012)	(1,337)	(15,349)
Profit/(loss) for the year, representing total comprehensive loss for the year	4,531	(6,664)	(2,133)

Proportion of the Group’s ownership	45%	60%

Group’s share of profit/(loss)	2,039	(3,998)
Depreciation arising from fair value adjustment during purchase price allocation	—	(467)

Group’s share of profit/(loss) of significant joint ventures	2,039	(4,465)	(2,426)

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures			(1,642)

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year			(4,068)

*

On February 23, 2016, the investment in Copthorne Qingdao was classified as asset held for sale. Accordingly, the information presented includes the results of Copthorne Qingdao only for the period from January 1, 2016 to February 23, 2016.

	31.12.2017
	Y & C	MTU	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Non-current assets	734,270	32,015	766,285	121,068
Current assets
- Cash and bank balances	199,925	113,055	312,980	49,449
- Others	367,293	22,775	390,068	61,628

Total assets	1,301,488	167,845	1,469,333	232,144

Non-current liabilities	(13,543)	—	(13,543)	(2,140)
Current liabilities
- Interest-bearing loans and borrowings	(13,500)	—	(13,500)	(2,133)
- Others	(842,765)	(34,820)	(877,585)	(138,652)

Total liabilities	(869,808)	(34,820)	(904,628)	(142,925)

Equity	431,680	133,025	564,705	89,219

Proportion of the Group’s ownership	45%	50%

Group’s share of net assets	194,256	66,513
Unrealized profit on transactions with joint venture	(72,021)	—

Carrying amount of significant joint ventures	122,235	66,513	188,748	29,821

Carrying amount of other joint ventures			7,354	1,162

Carrying amount of the investment in joint ventures			196,102	30,983

	31.12.2017
	Y & C	MTU	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Revenue	1,331,823	—	1,331,823	210,419
Depreciation and amortization	(20,831)	(227)	(21,058)	(3,327)
Interest expense	(28,663)	(343)	(29,006)	(4,583)
Profit/(loss) for the year, representing total comprehensive income for the year	55,982	(16,973)	39,009	6,163

Proportion of the Group’s ownership	45%	50%

Group’s share of profit	25,192	(8,487)
Unrealized profit on transactions with joint venture	(7,437)	—

Group’s share of profit of significant joint ventures	17,755	(8,487)	9,268	1,464

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures			814	129

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year			10,082	1,593